Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 32,438	$ 27,758
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	12,373	12,480	$ 11,868
Goodwill | gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,147	2,152
Amount by which unit's recoverable amount exceeds its carrying amount	3,991	3,991
Goodwill | oil production & operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,464	5,613
Amount by which unit's recoverable amount exceeds its carrying amount	32,438	27,758
Goodwill | customers & products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,697	4,660
Goodwill | customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,837	2,865
Goodwill | customers & products | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	606	606
Goodwill | customers & products | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	862	913
Goodwill | customers & products | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	392	276
Goodwill | other businesses & corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 65	$ 55